Cover	Jan. 20, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2022
Entity File Number	001-34970
Entity Registrant Name	Transportation and Logistics Systems, Inc.
Entity Central Index Key	0001463208
Entity Tax Identification Number	26-3106763
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5500 Military Trail
Entity Address, Address Line Two	Suite 22-357
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(833) 764-1443
Local Phone Number	764-1443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Jupiter
Entity Address, Address Line Two	Florida 33458
Entity Address, Address Line Three	(833)
Entity Address, City or Town	(Issuer’s telephone number)